Provision for Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 427,823	$ 394,295
Less: valuation allowance	(427,823)	(394,295)
Net deferred tax assets